UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3430

                        OPPENHEIMER U.S. GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 08/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                            51.5%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                           18.2
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Tennessee Valley Authority                                                  1.9
--------------------------------------------------------------------------------
Government National Mortgage Assn.                                          1.2
--------------------------------------------------------------------------------
Resolution Funding Corp.                                                    1.2

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of investments.

For more current Fund holdings, please visit www.oppenheimerfunds.com

CREDIT ALLOCATION
--------------------------------------------------------------------------------
Treasury                                                                    1.0%
--------------------------------------------------------------------------------
Agency                                                                     56.8
--------------------------------------------------------------------------------
AAA                                                                        31.8
--------------------------------------------------------------------------------
AA                                                                          0.4
--------------------------------------------------------------------------------
A                                                                           0.3
--------------------------------------------------------------------------------
Not Rated                                                                   9.7

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2006, and are based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than A. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization but to which the Manager in its judgment has assigned ratings as securities comparable to those rated by a rating agency in the same category. The Fund may invest in securities of any maturity, including those issued by private issuers and federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.
--------------------------------------------------------------------------------


                     10 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the fiscal year ended August 31, 2006, several factors contributed to Oppenheimer U.S. Government Trust's favorable ranking among its peer group of similarly managed funds, as well as to the competitive yield and consistent total return it generated over the period. To begin, the most significant factor supporting the Fund's performance for the 12-month review period was our active management of the portfolio's exposure to interest-rate risk. Over the period, we successfully adjusted our duration, or interest-rate sensitivity, such that we were able to not only profit from shifts in rates, but also avoided unnecessary interest-rate risk, thereby helping to buffer the Fund from potential losses. For example, we began the fiscal year with a shorter duration than that of our benchmark, based on our evaluation of market conditions in light of overall economic fundamentals.

      Yields dropped markedly after Hurricane Katrina, in what we considered to be an overreaction by the markets, and as such, we further reduced the portfolio's interest-rate sensitivity relative to that of the benchmark. This decision benefited us considerably when yields increased once the initial shock associated with that hurricane subsided. As the period progressed, we maintained a somewhat shorter-than-benchmark duration, which continued to benefit the Fund's returns, given the fact that rates in general increased throughout late 2005 and the first half of 2006. As we began to perceive that rates were rising to a level that we deemed more in line with economic fundamentals, we decreased the degree to which we were underweight duration relative to the benchmark. By June 2006, we had moved to a more neutral posture in terms of interest-rate sensitivity, as at that time, we were convinced the risk of rising rates was roughly equal to the risk of decreasing rates. As the review period came to a close, rates began to drift lower, and we again moved to a very small underweight in duration relative to the benchmark. Overall, these minor adjustments in our overall level interest-rate risk enabled us to successfully benefit from the movement in rates over the Fund's fiscal year.

      Another factor that added to returns over the 12-month period was our active management of the portfolio's mortgage holdings. First, our decision to generally emphasize higher-coupon mortgages in the first half of the review period supported performance, given the attractive risk/reward profile these securities offered early in the period. For the first six months of the Fund's fiscal year, these mortgages performed well for us, and added to our overall returns. Second, we derived positive performance from opportunistically adjusting our risk exposure to the overall mortgage sector. Specifically, we began the


                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

fiscal year with less mortgage risk than our benchmark, particularly in lower-coupon mortgages, as we considered the sector overvalued at that point in time. This underweight positioning substantially benefited the Fund's returns when, in late 2005, the mortgage sector suffered relative to the overall government securities market. Soon after, we perceived valuations in this sector as attractive, and proceeded to overweight our exposure to mortgages relative to the benchmark. This adjustment to our mortgage holdings proved very beneficial to the Fund's relative performance when the mortgage sector performed quite strongly in the first two months of 2006. Finally, after this strong performance we perceived that mortgages had become richly valued, we began to trim back our overweighted exposure to a more neutral posture, which is where we have been for the latter half of the period.

      While our overall emphasis on agency debentures during the period was not the largest contributor to the Fund's strong relative performance, its contribution was very consistent. However, by the end of the period we perceived that valuations in the agency sector had peaked relative to Treasury securities. Therefore, much as we did with our mortgage holdings earlier in the period, we reduced our overall agency exposure to a neutral position versus the benchmark, reaping gains for the portfolio in the process.

      Finally, our decision to consistently overweight our exposure to commercial mortgage-backed securities (CMBS) and select asset-backed securities
(ABS) has added to performance over the course of the fiscal year. These securities are for the most part AAA-rated and in our opinion offer very favorable return relative to risk characteristics. Since these holdings have performed consistently well over the period, our decision to make best use of our allowable exposure to these sectors as dictated by our prospectus has aided overall Fund returns.

      While we still believe good value lies in the high-coupon segment of the mortgage sector, we were slightly disappointed by the performance of our higher-coupon mortgage holdings over the second half of the fiscal year. While this emphasis didn't necessarily detract from performance, it didn't serve the portfolio as well as we had hoped given recent trends in both the housing market and in interest rates. As such, we might have given up marginal performance on a relative basis due to our emphasis on higher-coupon mortgage securities during the second half of the period. However, we are convinced that the performance of these securities, after adjusted for their lower risk, was more than adequate.

      Fixed-income investing entails credit risks and interest rate risks. When interest rates rise, bond prices generally fall and the Fund's share price can fall.


                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from the inception of the Class on May 18, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the Lehman Brothers U.S. Government Bond Index, an unmanaged index including all U.S. Treasury issues, publicly issued debt of U.S. Government agencies and quasi-public corporations and U.S. Government guaranteed corporate debt, and is widely regarded as a general measurement of the performance of the U.S. Government bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                     13 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer U.S. Government Trust (Class A)

      Lehman Brothers U.S. Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer U.S.            Lehman Brothers U.S.
                        Government Trust (Class A)     Government Bond Index

       08/31/1996                $  9,525                    $ 10,000
       11/30/1996                $ 10,002                    $ 10,570
       02/28/1997                $ 10,023                    $ 10,488
       05/31/1997                $ 10,220                    $ 10,618
       08/31/1997                $ 10,520                    $ 10,933
       11/30/1997                $ 10,873                    $ 11,347
       02/28/1998                $ 11,104                    $ 11,606
       05/31/1998                $ 11,244                    $ 11,811
       08/31/1998                $ 11,494                    $ 12,275
       11/30/1998                $ 11,601                    $ 12,567
       02/28/1999                $ 11,533                    $ 12,367
       05/31/1999                $ 11,520                    $ 12,335
       08/31/1999                $ 11,449                    $ 12,291
       11/30/1999                $ 11,603                    $ 12,394
       02/29/2000                $ 11,664                    $ 12,507
       05/31/2000                $ 11,839                    $ 12,699
       08/31/2000                $ 12,253                    $ 13,244
       11/30/2000                $ 12,597                    $ 13,672
       02/28/2001                $ 12,974                    $ 14,245
       05/31/2001                $ 12,967                    $ 14,196
       08/31/2001                $ 13,448                    $ 14,785
       11/30/2001                $ 13,777                    $ 15,084
       02/28/2002                $ 13,935                    $ 15,189
       05/31/2002                $ 14,056                    $ 15,304
       08/31/2002                $ 14,758                    $ 16,173
       11/30/2002                $ 14,833                    $ 16,277
       02/28/2003                $ 15,260                    $ 16,898
       05/31/2003                $ 15,464                    $ 17,368
       08/31/2003                $ 15,031                    $ 16,655
       11/30/2003                $ 15,247                    $ 16,915
       02/29/2004                $ 15,662                    $ 17,412
       05/31/2004                $ 15,329                    $ 16,974
       08/31/2004                $ 15,853                    $ 17,536
       11/30/2004                $ 15,919                    $ 17,501
       02/28/2005                $ 16,075                    $ 17,643
       05/31/2005                $ 16,394                    $ 18,074
       08/31/2005                $ 16,510                    $ 18,221
       11/30/2005                $ 16,261                    $ 17,960
       02/28/2006                $ 16,474                    $ 18,124
       05/31/2006                $ 16,217                    $ 17,914
       08/31/2006                $ 16,702                    $ 18,436

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year  -3.65%    5-Year  3.42%    10-Year  5.26%


                     14 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer U.S. Government Trust (Class B)

      Lehman Brothers U.S. Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer U.S.            Lehman Brothers U.S.
                        Government Trust (Class B)     Government Bond Index

       08/31/1996                $ 10,000                    $ 10,000
       11/30/1996                $ 10,482                    $ 10,570
       02/28/1997                $ 10,484                    $ 10,488
       05/31/1997                $ 10,670                    $ 10,618
       08/31/1997                $ 10,963                    $ 10,933
       11/30/1997                $ 11,310                    $ 11,347
       02/28/1998                $ 11,529                    $ 11,606
       05/31/1998                $ 11,653                    $ 11,811
       08/31/1998                $ 11,889                    $ 12,275
       11/30/1998                $ 11,977                    $ 12,567
       02/28/1999                $ 11,884                    $ 12,367
       05/31/1999                $ 11,848                    $ 12,335
       08/31/1999                $ 11,752                    $ 12,291
       11/30/1999                $ 11,888                    $ 12,394
       02/29/2000                $ 11,928                    $ 12,507
       05/31/2000                $ 12,084                    $ 12,699
       08/31/2000                $ 12,483                    $ 13,244
       11/30/2000                $ 12,796                    $ 13,672
       02/28/2001                $ 13,168                    $ 14,245
       05/31/2001                $ 13,136                    $ 14,196
       08/31/2001                $ 13,597                    $ 14,785
       11/30/2001                $ 13,903                    $ 15,084
       02/28/2002                $ 14,023                    $ 15,189
       05/31/2002                $ 14,132                    $ 15,304
       08/31/2002                $ 14,820                    $ 16,173
       11/30/2002                $ 14,895                    $ 16,277
       02/28/2003                $ 15,324                    $ 16,898
       05/31/2003                $ 15,528                    $ 17,368
       08/31/2003                $ 15,094                    $ 16,655
       11/30/2003                $ 15,311                    $ 16,915
       02/29/2004                $ 15,728                    $ 17,412
       05/31/2004                $ 15,393                    $ 16,974
       08/31/2004                $ 15,919                    $ 17,536
       11/30/2004                $ 15,985                    $ 17,501
       02/28/2005                $ 16,142                    $ 17,643
       05/31/2005                $ 16,463                    $ 18,074
       08/31/2005                $ 16,579                    $ 18,221
       11/30/2005                $ 16,329                    $ 17,960
       02/28/2006                $ 16,543                    $ 18,124
       05/31/2006                $ 16,285                    $ 17,914
       08/31/2006                $ 16,772                    $ 18,436

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year  -4.43%     5-Year  3.30%     10-Year  5.31%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                     15 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer U.S. Government Trust (Class C)

      Lehman Brothers U.S. Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer U.S.            Lehman Brothers U.S.
                        Government Trust (Class C)     Government Bond Index

       08/31/1996                $ 10,000                    $ 10,000
       11/30/1996                $ 10,483                    $ 10,570
       02/28/1997                $ 10,486                    $ 10,488
       05/31/1997                $ 10,673                    $ 10,618
       08/31/1997                $ 10,965                    $ 10,933
       11/30/1997                $ 11,313                    $ 11,347
       02/28/1998                $ 11,532                    $ 11,606
       05/31/1998                $ 11,655                    $ 11,811
       08/31/1998                $ 11,879                    $ 12,275
       11/30/1998                $ 11,980                    $ 12,567
       02/28/1999                $ 11,873                    $ 12,367
       05/31/1999                $ 11,851                    $ 12,335
       08/31/1999                $ 11,754                    $ 12,291
       11/30/1999                $ 11,876                    $ 12,394
       02/29/2000                $ 11,928                    $ 12,507
       05/31/2000                $ 12,086                    $ 12,699
       08/31/2000                $ 12,484                    $ 13,244
       11/30/2000                $ 12,797                    $ 13,672
       02/28/2001                $ 13,156                    $ 14,245
       05/31/2001                $ 13,138                    $ 14,196
       08/31/2001                $ 13,584                    $ 14,785
       11/30/2001                $ 13,891                    $ 15,084
       02/28/2002                $ 14,025                    $ 15,189
       05/31/2002                $ 14,135                    $ 15,304
       08/31/2002                $ 14,814                    $ 16,173
       11/30/2002                $ 14,848                    $ 16,277
       02/28/2003                $ 15,250                    $ 16,898
       05/31/2003                $ 15,441                    $ 17,368
       08/31/2003                $ 14,980                    $ 16,655
       11/30/2003                $ 15,152                    $ 16,915
       02/29/2004                $ 15,536                    $ 17,412
       05/31/2004                $ 15,176                    $ 16,974
       08/31/2004                $ 15,682                    $ 17,536
       11/30/2004                $ 15,702                    $ 17,501
       02/28/2005                $ 15,827                    $ 17,643
       05/31/2005                $ 16,128                    $ 18,074
       08/31/2005                $ 16,195                    $ 18,221
       11/30/2005                $ 15,920                    $ 17,960
       02/28/2006                $ 16,099                    $ 18,124
       05/31/2006                $ 15,834                    $ 17,914
       08/31/2006                $ 16,277                    $ 18,436

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year  -0.46%     5-Year  3.68%     10-Year  4.99%


                     16 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer U.S. Government Trust (Class N)

      Lehman Brothers U.S. Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer U.S.            Lehman Brothers U.S.
                        Government Trust (Class N)     Government Bond Index

       03/01/2001                $ 10,000                    $ 10,000
       05/31/2001                $  9,980                    $  9,965
       08/31/2001                $ 10,350                    $ 10,379
       11/30/2001                $ 10,590                    $ 10,589
       02/28/2002                $ 10,726                    $ 10,662
       05/31/2002                $ 10,812                    $ 10,743
       08/31/2002                $ 11,346                    $ 11,353
       11/30/2002                $ 11,391                    $ 11,427
       02/28/2003                $ 11,713                    $ 11,863
       05/31/2003                $ 11,854                    $ 12,192
       08/31/2003                $ 11,511                    $ 11,692
       11/30/2003                $ 11,665                    $ 11,874
       02/29/2004                $ 11,959                    $ 12,223
       05/31/2004                $ 11,709                    $ 11,916
       08/31/2004                $ 12,101                    $ 12,310
       11/30/2004                $ 12,132                    $ 12,286
       02/28/2005                $ 12,256                    $ 12,386
       05/31/2005                $ 12,491                    $ 12,688
       08/31/2005                $ 12,572                    $ 12,791
       11/30/2005                $ 12,374                    $ 12,608
       02/28/2006                $ 12,516                    $ 12,723
       05/31/2006                $ 12,325                    $ 12,576
       08/31/2006                $ 12,686                    $ 12,942

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/06

1-Year  -0.06%     5-Year  4.15%     Since Inception (3/1/01)  4.42%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                     17 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer U.S. Government Trust (Class Y)

      Lehman Brothers U.S. Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer U.S.            Lehman Brothers U.S.
                        Government Trust (Class Y)     Government Bond Index

       05/18/1998                $ 10,000                    $ 10,000
       05/31/1998                $ 10,041                    $ 10,000
       08/31/1998                $ 10,282                    $ 10,393
       11/30/1998                $ 10,316                    $ 10,640
       02/28/1999                $ 10,238                    $ 10,471
       05/31/1999                $ 10,235                    $ 10,443
       08/31/1999                $ 10,198                    $ 10,407
       11/30/1999                $ 10,342                    $ 10,494
       02/29/2000                $ 10,400                    $ 10,589
       05/31/2000                $ 10,570                    $ 10,752
       08/31/2000                $ 10,951                    $ 11,213
       11/30/2000                $ 11,255                    $ 11,576
       02/28/2001                $ 11,612                    $ 12,061
       05/31/2001                $ 11,613                    $ 12,019
       08/31/2001                $ 12,056                    $ 12,518
       11/30/2001                $ 12,356                    $ 12,772
       02/28/2002                $ 12,490                    $ 12,860
       05/31/2002                $ 12,623                    $ 12,957
       08/31/2002                $ 13,268                    $ 13,693
       11/30/2002                $ 13,363                    $ 13,782
       02/28/2003                $ 13,746                    $ 14,307
       05/31/2003                $ 13,958                    $ 14,705
       08/31/2003                $ 13,582                    $ 14,102
       11/30/2003                $ 13,793                    $ 14,321
       02/29/2004                $ 14,172                    $ 14,742
       05/31/2004                $ 13,881                    $ 14,371
       08/31/2004                $ 14,381                    $ 14,848
       11/30/2004                $ 14,437                    $ 14,818
       02/28/2005                $ 14,590                    $ 14,938
       05/31/2005                $ 14,908                    $ 15,303
       08/31/2005                $ 15,026                    $ 15,427
       11/30/2005                $ 14,795                    $ 15,206
       02/28/2006                $ 15,004                    $ 15,345
       05/31/2006                $ 14,835                    $ 15,168
       08/31/2006                $ 15,289                    $ 15,609

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/06

1-Year  1.75%     5-Year  4.87%     Since Inception (5/18/98)  5.26%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                     18 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/16/85. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 7/21/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 5/18/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     19 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     20 | OPPENHEIMER U.S. GOVERNMENT TRUST
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING        ENDING            EXPENSES
                              ACCOUNT          ACCOUNT           PAID DURING
                              VALUE            VALUE             6 MONTHS ENDED
                              (3/1/06)         (8/31/06)         AUGUST 31, 2006
--------------------------------------------------------------------------------
Class A Actual                $1,000.00        $ 1,013.90        $ 4.58
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00          1,020.67          4.59
--------------------------------------------------------------------------------
Class B Actual                 1,000.00          1,011.10          8.40
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00          1,016.89          8.42
--------------------------------------------------------------------------------
Class C Actual                 1,000.00          1,011.10          8.40
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00          1,016.89          8.42
--------------------------------------------------------------------------------
Class N Actual                 1,000.00          1,013.60          5.90
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00          1,019.36          5.92
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00          1,019.00          3.11
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00          1,022.13          3.11

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2006 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            0.90%
----------------------------
Class B            1.65
----------------------------
Class C            1.65
----------------------------
Class N            1.16
----------------------------
Class Y            0.61

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                     21 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  August 31, 2006
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.1%
---------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.385%, 4/20/08 1                                     $  1,350,000      $    1,351,025
---------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.804%, 5/25/34 1                                        6,800,000           6,833,790
---------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Asset-Backed Securities,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                            4,780,000           4,704,715
---------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Manufactured Housing Contract Sr.
Sub. Pass-Through Certificates, Series 2000-4, Cl. M1, 8.73%, 5/1/32 2           1,000,917              27,809
---------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                      1,480,000           1,476,626
---------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.524%, 5/25/36 1                                      2,347,662           2,350,543
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                        980,000             977,390
---------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 2,3                                                4,550,157              45,502
---------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-FF10, Cl. A3, 5.534%, 11/25/35 1                                     6,310,000           6,316,839
Series 2006-FF5, Cl.2A1, 5.374%, 5/15/36 1                                       1,858,723           1,860,006
Series 2006-FF10, Cl. A3, 5.414%, 7/25/36 1                                      2,730,000           2,731,680
---------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                               38,827              38,820
---------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-4, Cl. 2A1B,
5.17%, 10/25/35                                                                  2,390,440           2,378,706
---------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.584%, 7/25/35 1                                     1,670,000           1,674,017
---------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 5.424%, 7/1/36 1                                                        4,570,000           4,572,814
---------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Mtg. Pass-Through Certificates:
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1                                          950,000             941,978
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                          1,550,000           1,547,870
---------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.404%, 7/25/36 1                                       1,769,881           1,770,974
---------------------------------------------------------------------------------------------------------------
Residential Asset Securities Corp., Home Equity Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 5.43%, 9/25/36 1                          3,420,000           3,419,350
---------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.384%, 4/25/36 1                                         2,045,555           2,046,951
---------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through
Certificates, Series 2002-AL1, Cl. AIO, 15.967%, 2/25/32 4                      18,371,819           2,388,171
---------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Pass-Through Certificates, Series 2002-AL1,
Cl. B2, 3.45%, 2/25/32                                                           3,907,676           3,432,070
---------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates, Series 2006-2,
Cl. A2, 5.485%, 7/25/36 1                                                        2,710,000           2,711,668
                                                                                                ---------------
Total Asset-Backed Securities (Cost $60,509,873)                                                    55,599,314


                     22 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--79.1%
---------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--65.9%
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--64.5%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                          $  5,416,522      $    5,579,117
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 7/1/19                                                                    2,919,330           2,806,441
5%, 7/1/33-6/1/34                                                               16,961,648          16,327,028
6%, 7/1/24-9/1/24                                                                9,073,682           9,163,569
6%, 7/1/20 5                                                                     7,212,656           7,294,724
6.50%, 4/1/18-3/1/29                                                             8,345,776           8,494,813
7%, 8/1/16-3/1/32                                                               11,975,874          12,336,184
7.50%, 9/1/12-4/1/36                                                             8,185,343           8,508,921
8%, 4/1/16                                                                       1,798,046           1,904,205
9%, 8/1/22-5/1/25                                                                  431,387             462,843
11.50%, 6/1/20-11/17/20                                                            332,455             366,159
12.50%, 7/1/19                                                                     123,411             135,282
13%, 8/1/15                                                                         98,247             108,154
14%, 1/1/11                                                                         35,476              39,842
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 3057, Cl. LG, 5%, 10/15/35                                                5,000,000           4,618,411
Series 3138, Cl. PA, 5.50%, 2/15/27                                             14,408,391          14,449,302
Series 3153, Cl. FJ, 5.71%, 5/15/36 1                                            1,780,973           1,780,464
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1644, Cl. S, 5.54%, 12/15/23 1                                            4,842,285           4,859,312
Series 2055, Cl. ZM, 6.50%, 5/15/28                                              2,040,097           2,083,699
Series 2080, Cl. Z, 6.50%, 8/15/28                                               1,326,848           1,354,327
Series 2220, Cl. PD, 8%, 3/15/30                                                   480,950             510,268
Series 2326, Cl. ZP, 6.50%, 6/15/31                                              1,284,632           1,319,482
Series 2368, Cl. PR, 6.50%, 10/15/31                                             5,037,796           5,177,711
Series 2387, Cl. PD, 6%, 4/15/30                                                   975,548             977,156
Series 2392, Cl. PV, 6%, 12/15/20                                                9,952,000          10,029,006
Series 2500, Cl. FD, 5.83%, 3/15/32 1                                            1,005,452           1,015,634
Series 2526, Cl. FE, 5.73%, 6/15/29 1                                            1,440,520           1,441,222
Series 2530, Cl. FD, 5.83%, 2/15/32 1                                            2,004,108           2,010,261
Series 2551, Cl. EA, 4%, 12/15/12                                                   58,865              58,768
Series 2551, Cl. FD, 5.73%, 1/15/33 1                                            1,131,160           1,143,945
Series 2583, Cl. KA, 5.50%, 3/15/22                                              1,514,043           1,511,574
Series 2939, Cl. PE, 5%, 2/15/35                                                 8,458,000           7,842,928
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Interest-Only Stripped
Mtg.-Backed Security:
Series 2005-87, Cl. SG, 12.157%, 10/25/35 4                                     13,814,460             743,152
Series 3004, Cl. SB, 9.414%, 7/15/35 4                                          15,199,379             412,356
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                       108,102             107,786


                     23 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 15.207%, 2/1/28 4                                         $    583,538      $      127,145
Series 195, Cl. IO, 7.848%, 4/1/28 4                                             8,190,635           1,961,327
Series 200, Cl. IO, 14.051%, 1/1/29 4                                              697,317             157,876
Series 205, Cl. IO, 10.721%, 9/1/29 4                                            3,661,602             851,138
Series 206, Cl. IO, (12.913)%, 12/1/29 4                                         1,025,646             246,684
Series 217, Cl. IO, 6.828%, 1/1/32 4                                             1,353,562             313,500
Series 2003-118, Cl. S, 10.072%, 12/25/33 4                                      8,809,615             997,970
Series 2074, Cl. S, 1.598%, 7/17/28 4                                              765,614              71,800
Series 2079, Cl. S, 0.699%, 7/17/28 4                                            1,193,555             116,054
Series 2122, Cl. S, 6.197%, 2/15/29 4                                            5,465,738             501,438
Series 2304, Cl. SK, 5.01%, 6/15/29 4                                            4,905,288             390,130
Series 2493, Cl. S, 5.93%, 9/15/29 4                                             1,083,390              81,932
Series 2526, Cl. SE, 2.543%, 6/15/29 4                                           1,907,888             101,727
Series 2819, Cl. S, (1.761)%, 6/15/34 4                                         16,153,973           1,152,583
Series 2920, Cl. S, (2.806)%, 1/15/35 4                                         10,053,317             457,990
Series 3000, Cl. SE, (3.951)%, 7/15/25 4                                        11,569,120             382,473
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                                    2,754,100           2,650,198
5%, 2/1/18-11/1/33                                                              31,300,799          30,297,262
5%, 5/1/18-9/1/36 5                                                             55,392,966          53,717,805
5.50%, 1/1/33-1/1/34                                                            62,796,774          61,856,932
5.50%, 9/1/21-9/1/36 5                                                          40,012,000          39,440,384
6%, 6/1/30-5/1/33                                                               26,125,515          26,249,232
6%, 9/1/21 5                                                                    22,328,000          22,579,190
6.50%, 6/1/17-9/1/32                                                            39,405,995          40,180,338
6.50%, 9/1/36 5                                                                 17,380,000          17,646,123
7%, 11/1/17-3/1/36                                                              19,865,160          20,480,748
7.50%, 2/1/27-8/1/33                                                            20,879,532          21,678,811
8%, 12/1/22                                                                         65,524              69,306
8.50%, 7/1/32                                                                      184,541             198,883
11%, 7/1/16                                                                         60,370              66,443
11.50%, 11/1/15                                                                     52,018              57,115
13%, 11/1/12                                                                         5,794               5,989
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO Interest-Only
Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 3.78%, 7/25/41 4           7,928,050             148,233
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust CMO, Trust 2001-T6,
Cl. B, 6.088%, 5/25/11                                                          10,000,000          10,383,333
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                  148,076             149,960
Trust 1992-161, Cl. H, 7.50%, 9/25/22                                            9,043,976           9,509,276
Trust 2001-42, Cl. QF, 6.304%, 9/25/31 1                                         6,289,625           6,459,163
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                 536,080             537,088
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                           4,727,410           4,824,728
Trust 2001-70, Cl. LR, 6%, 9/25/30                                               2,666,838           2,673,804
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                 346,927             346,617


                     24 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates: Continued
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            $    142,157      $      141,846
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                3,939,708           3,991,402
Trust 2002-52, Cl. FD, 5.824%, 9/25/32 1                                         1,363,257           1,369,048
Trust 2002-59, Cl. F, 5.724%, 9/25/32 1                                          3,622,382           3,655,745
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 1                                         1,696,900           1,711,873
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                            3,128,000           3,057,709
Trust 2003-84, Cl. PW, 3%, 6/25/22                                               3,500,000           3,418,500
Trust 2003-89, Cl. XF, 5.724%, 11/25/32 1                                        2,084,601           2,101,589
Trust 2003-116, Cl. FA, 5.724%, 11/25/33 1                                         944,786             949,067
Trust 2004-101, Cl. BG, 5%, 1/25/20                                              4,060,000           3,950,672
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                            2,280,000           2,217,252
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                          2,490,000           2,391,333
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                           6,910,000           6,926,870
Trust 2006-50, Cl. KS, 4.677%, 6/25/36 1                                         3,815,935           3,516,886
Trust 2006-50, Cl. SA, 4.677%, 6/25/36 1                                         2,619,039           2,519,177
Trust 2006-50, Cl. SK, 4.677%, 6/25/36 1                                           173,028             167,632
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                            9,565,675           9,577,071
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 0.239%, 4/25/32 4                                         1,002,128              73,408
Trust 2002-38, Cl. SO, (4.226)%, 4/25/32 4                                       1,440,106              81,332
Trust 2002-39, Cl. SD, (2.28)%, 3/18/32 4                                        1,522,053             110,072
Trust 2002-48, Cl. S, 0.616%, 7/25/32 4                                          1,659,731             130,025
Trust 2002-52, Cl. SL, 0.60%, 9/25/32 4                                          1,025,702              81,418
Trust 2002-53, Cl. SK, (1.861)%, 4/25/32 4                                         949,411              78,863
Trust 2002-56, Cl. SN, 1.627%, 7/25/32 4                                         2,267,899             178,573
Trust 2002-77, Cl. IS, 0.953%, 12/18/32 4                                        2,453,514             196,413
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Interest-Only Stripped
Mtg.-Backed Security, Trust 340, Cl. 2, 8.345%, 9/1/33 4                         1,941,869             481,005
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, 11.899%, 5/1/23 4                                              2,979,204             690,630
Trust 240, Cl. 2, 22.31%, 9/1/23 4                                               1,964,084             446,976
Trust 252, Cl. 2, 11.813%, 11/1/23 4                                             1,390,098             348,087
Trust 303, Cl. IO, 12.091%, 11/1/29 4                                            1,052,696             257,254
Trust 321, Cl. 2, 11.308%, 4/1/32 4                                              4,797,143           1,133,399
Trust 322, Cl. 2, 16.609%, 4/1/32 4                                              1,547,714             361,901
Trust 324, Cl. 2, 6.764%, 7/1/32 4                                               3,719,253             879,781
Trust 329, Cl. 2, 10.456%, 1/1/33 4                                              2,654,971             650,500
Trust 334, Cl. 12, 5.78%, 2/1/33 4                                               7,410,975           1,679,226
Trust 344, Cl. 2, 9.289%, 12/1/33 4                                              9,595,821           2,286,381
Trust 362, Cl. 12, 4.55%, 8/1/35 4                                               3,484,975             769,239
Trust 362, Cl. 13, 4.571%, 8/1/35 4                                              1,935,016             438,540
Trust 2001-61, Cl. SH, 10.297%, 11/18/31 4                                       5,417,631             516,722
Trust 2001-63, Cl. SD, 3.209%, 12/18/31 4                                        1,765,934             172,623
Trust 2001-68, Cl. SC, 3.072%, 11/25/31 4                                        1,252,221             112,495


                     25 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2001-81, Cl. S, 3.411%, 1/25/32 4                                       $  1,246,516      $       91,531
Trust 2002-9, Cl. MS, 0.057%, 3/25/32 4                                          1,855,473             148,830
Trust 2002-41, Cl. S, 14.052%, 7/25/32 4                                         4,826,548             426,784
Trust 2002-52, Cl. SD, (2.472)%, 9/25/32 4                                       1,363,257             105,494
Trust 2002-77, Cl. SH, 3.647%, 12/18/32 4                                        1,488,723             146,440
Trust 2003-4, Cl. S, 10.798%, 2/25/33 4                                          2,960,965             319,520
Trust 2003-33, Cl. SP, 13.214%, 5/25/33 4                                        4,507,262             516,659
Trust 2005-40, Cl. SB, 0.988%, 5/25/35 4                                         6,763,685             274,564
Trust 2005-71, Cl. SA, 3.446%, 8/25/25 4                                         7,351,742             385,450
Trust 2006-33, Cl. SP, 13.778%, 5/25/36 4                                        7,096,185             537,730
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 327, Cl. 1, 5.033%, 9/1/32 6                                               1,033,256             806,620
Trust 340, Cl. 1, 5.056%, 9/1/33 6                                               1,941,869           1,393,681
Trust 344, Cl. 1, 12/1/33 5,6                                                    1,535,809           1,178,019
                                                                                                ---------------
                                                                                                   587,242,631

---------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.4%
Government National Mortgage Assn.:
5.375%, 4/20/17 1                                                                   39,742              39,788
6.50%, 11/15/23-12/15/23                                                           142,318             145,641
7%, 1/15/28-1/20/30                                                                938,133             967,352
7.50%, 2/15/22-11/15/26                                                            733,686             765,445
8%, 9/15/07-8/15/28                                                                183,128             193,649
8.25%, 4/15/08                                                                       2,941               2,998
8.50%, 8/15/17-12/15/17                                                            707,101             754,877
9%, 9/15/08-5/15/09                                                                  4,406               4,543
9.50%, 7/15/18-12/15/19                                                             42,673              46,685
10%, 8/15/17-8/15/19                                                                84,433              93,796
10.50%, 8/15/13-5/15/21                                                            406,704             452,933
11%, 10/20/19-7/20/20                                                              340,778             376,737
11.50%, 2/15/13                                                                     11,941              13,073
12%, 12/15/12-3/15/14                                                                6,251               7,085
12.50%, 1/15/14-11/15/14                                                            88,607              98,658
13%, 4/15/11-12/15/14                                                               11,299              12,380
13.50%, 5/15/11-1/15/13                                                              9,353              10,545
14%, 6/15/11                                                                         3,854               4,352
---------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1999-32,
Cl. ZB, 8%, 9/16/29                                                              7,550,946           8,132,111


                     26 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED Continued
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, (1.35)%, 3/16/28 4                                     $  1,486,180      $      129,103
Series 1998-19, Cl. SB, 0.409%, 7/16/28 4                                        2,405,459             233,140
Series 2006-47, Cl. SA, 17.104%, 8/16/36 4                                       8,710,000             482,504
                                                                                                ---------------
                                                                                                    12,967,395

---------------------------------------------------------------------------------------------------------------
NON-AGENCY--13.2%
---------------------------------------------------------------------------------------------------------------
COMMERCIAL--11.2%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-MD6, Cl. A2, 7.644%, 11/13/29 1                                      3,000,000           3,064,391
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                         4,115,765           4,141,054
---------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                4,590,000           4,477,195
---------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                           3,976,002           4,021,079
---------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                           2,982,234           2,999,009
Series 2005-E, Cl. 2A2, 4.976%, 6/25/35 1                                          461,415             460,265
---------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.633%, 6/22/24 4                  40,634,444           1,546,949
---------------------------------------------------------------------------------------------------------------
ChaseFlex Trust, CMO Pass-Through Certificates, Series 2006-2,
Cl. A1B, 5.43%, 8/25/08 1                                                        2,910,000           2,910,000
---------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2001-SP GA, Cl. B, 6.662%, 8/13/18            10,767,000          11,426,325
---------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                         4,065,112           4,058,191
---------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                          1,886,483           1,889,238
---------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                          2,610,000           2,576,289
---------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29               1,148,937           1,158,427
---------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G5, Cl. A2, 5.117%, 4/10/37             2,960,000           2,945,276
---------------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series2000-PH1, Cl. X, 7.88%, 1/17/34 4           164,264,888           2,245,008
---------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                             9,963,254          10,551,587
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                        1,120,000           1,094,324
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                        3,790,000           3,723,532


                     27 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                         $  3,140,000      $    3,106,880
---------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1,
Cl. A, 2.514%, 7/26/24 3                                                           523,730             382,323
---------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                             4,496,574           4,463,475
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                          2,659,362           2,639,295
---------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                          10,000,000          10,423,529
---------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                    8,181,000           8,769,072
---------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust, CMO, Series 2006-A9CB,
Cl. A5, 6%, 7/20/36                                                              4,268,785           4,255,979
---------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust,
CMO Mtg. Pass-Through Certificates, Series 2005-AR5, Cl. A1,
4.673%, 5/25/35 1                                                                2,170,152           2,163,713
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-DD Trust, CMO Mtg.
Pass-Through Certificates, Series 2004-DD, Cl. 2A1, 4.511%, 1/25/35 1              542,979             540,890
                                                                                                ---------------
                                                                                                   102,033,295

---------------------------------------------------------------------------------------------------------------
OTHER--0.5%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.746%, 2/25/32 1                                       3,494,571           3,522,837
---------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust,
CMO Mtg. Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1,
5.574%, 7/25/45 1                                                                1,468,498           1,472,120
                                                                                                ---------------
                                                                                                     4,994,957

---------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.5%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                                   7,093,124           7,148,542
---------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10,
Cl. 2A3B, 5.55%, 1/25/36                                                         2,397,481           2,377,764
---------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                             2,500,000           2,506,901
---------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
Series 1995-2B, Cl. 2IO, 7.527%, 6/15/25 4                                      10,917,847             258,990
---------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, CMO Mtg. Pass-Through
Certificates, Series 2000-1, Cl. M3, 7.074%, 1/25/40 1                             973,838             979,674
                                                                                                ---------------
                                                                                                    13,271,871
                                                                                                ---------------
Total Mortgage-Backed Obligations (Cost $722,763,147)                                              720,510,149


                     28 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                 PRINCIPAL               VALUE
                                                                                    AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--20.5%
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                               $ 15,772,000      $   15,287,563
5.125%, 4/18/11                                                                 16,995,000          17,072,939
6%, 6/15/11                                                                      1,580,000           1,645,532
6.625%, 9/15/09                                                                 18,340,000          19,162,219
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.75%, 12/15/10 7                                                                3,270,000           3,237,578
6%, 5/15/11                                                                     20,772,000          21,620,972
6.625%, 9/15/09 7                                                                6,890,000           7,204,653
7.25%, 1/15/10                                                                  54,848,000          58,642,878
---------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.921%, 1/15/21 8      25,656,000          12,356,879
---------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds, Series A, 6.79%, 5/23/12                      18,578,000          20,184,421
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.50%, 2/15/36                                                455,000             428,376
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.125%, 6/30/11                                              9,805,000           9,981,938
                                                                                                ---------------
Total U.S. Government Obligations (Cost $188,025,812)                                              186,825,948

---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.2%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 6.78% in joint repurchase agreement (Principal Amount/
Value $1,235,729,000, with a maturity value of $1,235,908,181) with UBS
Warburg LLC, 5.22%, dated 8/31/06, to be repurchased at $83,806,150 on 9/1/06, collateralized by Federal National Mortgage Assn., 6%-7%,
3/1/36-8/1/36, with a value of $1,262,388,232 (Cost $83,794,000)                83,794,000          83,794,000
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,055,092,832)                                    114.9%      1,046,729,411
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                (14.9)       (135,912,891)
                                                                              ---------------------------------
NET ASSETS                                                                           100.0%     $  910,816,520
                                                                              =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of August 31, 2006 was $427,825, which represents 0.05% of the Fund's net assets. See Note 8 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $31,607,238 or 3.47% of the Fund's net assets as of August 31, 2006.

5. When-issued security or forward commitment to be delivered and settled after August 31, 2006. See Note 1 of accompanying Notes.


                     29 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $3,378,320 or 0.37% of the Fund's net assets as of August 31, 2006.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $7,208,510. See Note 5 of accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     30 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $1,055,092,832)--see
  accompanying statement of investments                         $ 1,046,729,411
--------------------------------------------------------------------------------
Cash                                                                    487,004
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward
  commitment                                                         32,988,613
Interest and principal paydowns                                       5,973,102
Shares of beneficial interest sold                                    1,181,720
Futures margins                                                         256,769
Other                                                                    53,921
                                                                ----------------
Total assets                                                      1,087,670,540

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                19,744
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or
  forward commitment                                                174,023,086
Shares of beneficial interest redeemed                                1,480,742
Dividends                                                               452,389
Distribution and service plan fees                                      366,909
Trustees' compensation                                                  189,950
Transfer and shareholder servicing agent fees                           183,222
Shareholder communications                                               84,263
Other                                                                    53,715
                                                                ----------------
Total liabilities                                                   176,854,020

--------------------------------------------------------------------------------
NET ASSETS                                                      $   910,816,520
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $        96,796
--------------------------------------------------------------------------------
Additional paid-in capital                                          942,317,623
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (596,718)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                        (23,225,766)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments                           (7,775,415)
                                                                ----------------
NET ASSETS                                                      $   910,816,520
                                                                ================


                     31 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $596,293,502 and 63,350,569 shares of
beneficial interest outstanding)                                         $ 9.41
Maximum offering price per share (net asset value plus
sales charge of 4.75% of offering price)                                 $ 9.88
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $153,680,714 and 16,347,962
shares of beneficial interest outstanding)                               $ 9.40
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $100,629,986 and 10,708,305
shares of beneficial interest outstanding)                               $ 9.40
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $38,997,109 and 4,143,648
shares of beneficial interest outstanding)                               $ 9.41
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $21,215,209 and 2,245,596
shares of beneficial interest outstanding)                               $ 9.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                        $    46,723,039
--------------------------------------------------------------------------------
Fee income                                                            2,278,885
--------------------------------------------------------------------------------
Other income                                                             30,214
--------------------------------------------------------------------------------
Portfolio lending fees                                                   17,399
                                                                ----------------
Total investment income                                              49,049,537

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       5,327,523
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,496,748
Class B                                                               1,756,659
Class C                                                               1,055,178
Class N                                                                 195,059
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,351,546
Class B                                                                 443,003
Class C                                                                 249,981
Class N                                                                 167,372
Class Y                                                                   5,342
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 133,981
Class B                                                                  60,486
Class C                                                                  26,407
Class N                                                                   4,938
--------------------------------------------------------------------------------
Custodian fees and expenses                                               6,933
--------------------------------------------------------------------------------
Trustees' compensation                                                    4,717
--------------------------------------------------------------------------------
Other                                                                    99,177
                                                                ----------------
Total expenses                                                       12,385,050
Less reduction to custodian expenses                                       (621)
Less waivers and reimbursements of expenses                          (1,653,014)
                                                                ----------------
Net expenses                                                         10,731,415

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                38,318,122


                     33 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                     $    (9,813,710)
Closing and expiration of futures contracts                            (475,093)
Swap contracts                                                           41,709
                                                                ----------------
Net realized loss                                                   (10,247,094)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (22,131,324)
Futures contracts                                                     1,199,491
Swap contracts                                                          (74,480)
                                                                ----------------
Net change in unrealized depreciation                               (21,006,313)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     7,064,715
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     34 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                                 2006               2005
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                      $    38,318,122    $    40,665,000
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                       (10,247,094)         6,909,017
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                           (21,006,313)        (7,711,516)
                                                                           -----------------------------------
Net increase in net assets resulting from operations                             7,064,715         39,862,501

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                        (28,474,486)       (28,761,551)
Class B                                                                         (6,781,036)        (8,224,269)
Class C                                                                         (4,072,710)        (4,322,159)
Class N                                                                         (1,700,449)        (1,537,304)
Class Y                                                                           (589,439)          (116,040)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                 --         (7,292,104)
Class B                                                                                 --         (2,596,070)
Class C                                                                                 --         (1,300,111)
Class N                                                                                 --           (384,795)
Class Y                                                                                 --            (24,917)
--------------------------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                                                 --         (1,560,900)
Class B                                                                                 --           (539,636)
Class C                                                                                 --           (284,161)
Class N                                                                                 --            (88,929)
Class Y                                                                                 --             (5,876)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                        (42,850,282)       (30,234,986)
Class B                                                                        (48,959,213)       (47,615,648)
Class C                                                                        (13,297,248)       (17,745,157)
Class N                                                                           (763,357)         7,623,862
Class Y                                                                         18,992,362            365,439

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total decrease                                                                (121,431,143)      (104,782,811)
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                          1,032,247,663      1,137,030,474
                                                                           -----------------------------------
End of period (including accumulated net investment loss
of $596,718 and $699,671, respectively)                                    $   910,816,520    $ 1,032,247,663
                                                                           ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     35 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED AUGUST 31,                   2006           2005              2004              2003              2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.74     $     9.89        $     9.76        $     9.88        $     9.52
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .40 1          .40 1             .38               .28               .54
Net realized and unrealized gain (loss)                 (.30)            --               .14              (.10)              .36
                                                  --------------------------------------------------------------------------------
Total from investment operations                         .10            .40               .52               .18               .90
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.43)          (.42)             (.37)             (.28)             (.54)
Distributions from net realized gain                      --           (.11)             (.02)             (.02)               --
Tax return of capital distribution                        --           (.02)               --                --                --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.43)          (.55)             (.39)             (.30)             (.54)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.41     $     9.74        $     9.89        $     9.76        $     9.88
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      1.16%          4.15%             5.47%             1.85%             9.75%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  596,294     $  661,163        $  702,064        $  830,310        $  853,671
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  618,102     $  670,487        $  746,658        $  906,353        $  679,657
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.26%          4.07%             3.80%             2.85%             5.57%
Total expenses                                          1.05%          1.06%             1.06%             1.01%             1.06%
Expenses after payments and waivers
and reduction to custodian expenses                     0.90%          0.90%             0.98%             1.01%             1.06%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   74% 4          95% 4             84% 4             72%              121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS     SALE TRANSACTIONS
---------------------------------------------------------------------------
Year Ended August 31, 2006             $3,476,956,717        $3,692,200,123
Year Ended August 31, 2005              5,959,020,148         6,246,681,163
Year Ended August 31, 2004              5,578,633,006         5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     36 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS B         YEAR ENDED AUGUST 31,                   2006           2005              2004              2003              2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.73     $     9.88        $     9.75        $     9.87        $     9.51
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .33 1          .32 1             .31               .21               .46
Net realized and unrealized gain (loss)                 (.30)           .01               .14              (.10)              .36
                                                  --------------------------------------------------------------------------------
Total from investment operations                         .03            .33               .45               .11               .82
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.36)          (.35)             (.30)             (.21)             (.46)
Distributions from net realized gain                      --           (.11)             (.02)             (.02)               --
Tax return of capital distribution                        --           (.02)               --                --                --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.36)          (.48)             (.32)             (.23)             (.46)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.40     $     9.73        $     9.88        $     9.75        $     9.87
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      0.41%          3.37%             4.67%             1.07%             8.93%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  153,681     $  209,494        $  261,065        $  370,984        $  393,355
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  175,707     $  231,801        $  301,926        $  431,102        $  266,559
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.50%          3.33%             3.01%             2.08%             4.74%
Total expenses                                          1.86%          1.84%             1.86%             1.78%             1.82%
Expenses after payments and waivers
and reduction to custodian expenses                     1.65%          1.65%             1.76%             1.78%             1.82%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   74% 4          95% 4             84% 4             72%              121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS     SALE TRANSACTIONS
---------------------------------------------------------------------------
Year Ended August 31, 2006             $3,476,956,717        $3,692,200,123
Year Ended August 31, 2005              5,959,020,148         6,246,681,163
Year Ended August 31, 2004              5,578,633,006         5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     37 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C         YEAR ENDED AUGUST 31,                   2006           2005              2004              2003              2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.72     $     9.88        $     9.75        $     9.87        $     9.50
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .33 1          .32 1             .31               .21               .46
Net realized and unrealized gain (loss)                 (.29)            --               .14              (.10)              .37
                                                  --------------------------------------------------------------------------------
Total from investment operations                         .04            .32               .45               .11               .83
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.36)          (.35)             (.30)             (.21)             (.46)
Distributions from net realized gain                      --           (.11)             (.02)             (.02)               --
Tax return of capital distribution                        --           (.02)               --                --                --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.36)          (.48)             (.32)             (.23)             (.46)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.40     $     9.72        $     9.88        $     9.75        $     9.87
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      0.51%          3.27%             4.69%             1.12%             9.05%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  100,630     $  117,783        $  137,480        $  192,496        $  205,349
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  105,608     $  122,062        $  156,925        $  216,954        $  144,852
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.51%          3.33%             3.04%             2.13%             4.76%
Total expenses                                          1.83%          1.82%             1.81%             1.74%             1.81%
Expenses after payments and waivers
and reduction to custodian expenses                     1.65%          1.65%             1.74%             1.74%             1.81%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   74% 4          95% 4             84% 4             72%              121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS     SALE TRANSACTIONS
---------------------------------------------------------------------------
Year Ended August 31, 2006             $3,476,956,717        $3,692,200,123
Year Ended August 31, 2005              5,959,020,148         6,246,681,163
Year Ended August 31, 2004              5,578,633,006         5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     38 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS N         YEAR ENDED AUGUST 31,                   2006           2005              2004              2003              2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.74     $     9.89        $     9.76        $     9.88        $     9.52
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .38 1          .37 1             .34               .24               .50
Net realized and unrealized gain (loss)                 (.30)            --               .15              (.10)              .39
                                                  --------------------------------------------------------------------------------
Total from investment operations                         .08            .37               .49               .14               .89
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.41)          (.39)             (.34)             (.24)             (.53)
Distributions from net realized gain                      --           (.11)             (.02)             (.02)               --
Tax return of capital distribution                        --           (.02)               --                --                --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.41)          (.52)             (.36)             (.26)             (.53)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.41     $     9.74        $     9.89        $     9.76        $     9.88
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      0.91%          3.89%             5.13%             1.45%             9.62%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   38,997     $   41,127        $   34,067        $   25,947        $   13,453
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   39,069     $   38,200        $   29,034        $   22,027        $    6,092
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets 3
Net investment income                                   4.01%          3.82%             3.52%             2.41%             5.21%
Total expenses                                          1.51%          1.53%             1.59%             1.52%             1.31%
Expenses after payments and waivers
and reduction to custodian expenses                     1.15%          1.15%             1.29%             1.42%             1.31%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   74% 4          95% 4             84% 4             72%              121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS     SALE TRANSACTIONS
---------------------------------------------------------------------------
Year Ended August 31, 2006             $3,476,956,717        $3,692,200,123
Year Ended August 31, 2005              5,959,020,148         6,246,681,163
Year Ended August 31, 2004              5,578,633,006         5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     39 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y         YEAR ENDED AUGUST 31,                   2006           2005              2004              2003              2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.74     $     9.89        $     9.76        $     9.88        $     9.52
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .43 1          .43 1             .42               .33               .56
Net realized and unrealized gain (loss)                 (.27)            --               .14              (.10)              .36
                                                  --------------------------------------------------------------------------------
Total from investment operations                         .16            .43               .56               .23               .92
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.45)          (.45)             (.41)             (.33)             (.56)
Distributions from net realized gain                      --           (.11)             (.02)             (.02)               --
Tax return of capital distribution                        --           (.02)               --                --                --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.45)          (.58)             (.43)             (.35)             (.56)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     9.45     $     9.74        $     9.89        $     9.76        $     9.88
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      1.75%          4.48%             5.88%             2.37%            10.05%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   21,215     $    2,681        $    2,354        $    2,602        $    2,861
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   12,688     $    2,524        $    2,377        $    3,133        $    1,933
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.58%          4.40%             4.20%             3.36%             5.80%
Total expenses                                          0.61%          0.58%             0.58%             0.59%             0.83%
Expenses after payments and waivers
and reduction to custodian expenses                     0.61%          0.58%             0.58%             0.59%             0.81%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   74% 4          95% 4             84% 4             72%              121%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS     SALE TRANSACTIONS
---------------------------------------------------------------------------
Year Ended August 31, 2006             $3,476,956,717        $3,692,200,123
Year Ended August 31, 2005              5,959,020,148         6,246,681,163
Year Ended August 31, 2004              5,578,633,006         5,998,603,295

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     40 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer U.S. Government Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                     41 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of August 31, 2006, the Fund had purchased $174,023,086 of securities issued on a when-issued basis or forward commitment and sold $32,988,613 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                     42 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of August 31, 2006, securities with an aggregate market value of $73,311, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provisions are required, however, during the year ended August 31, 2006, the Fund paid federal excise tax of $14,134.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                     43 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                                  NET UNREALIZED
                                                                    DEPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED   UNDISTRIBUTED             ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT      LONG-TERM                    LOSS   FOR FEDERAL INCOME
      INCOME                   GAIN  CARRYFORWARD 1,2,3,4,5         TAX PURPOSES
      --------------------------------------------------------------------------
      $435,867                  $--             $18,924,285           $8,669,555

1. As of August 31, 2006, the Fund had $12,404,454 of net capital loss carryforward available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2006, details of the capital loss carryforward were as follows:

                         EXPIRING
                         ----------------------------
                         2014             $12,404,454

2. As of August 31, 2006, the Fund had $6,382,650 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. The Fund had $137,181 of straddle losses which were deferred.

4. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

5. During the fiscal year ended August 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for August 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

           REDUCTION TO               REDUCTION TO           INCREASE TO
           PAID-IN                 ACCUMULATED NET       ACCUMULATED NET
           CAPITAL                 INVESTMENT LOSS   LOSS ON INVESTMENTS
           -------------------------------------------------------------
           $14,134                    $  3,402,951          $  3,388,817

The tax character of distributions paid during the years ended August 31, 2006 and August 31, 2005 was as follows:

                                            YEAR ENDED        YEAR ENDED
                                       AUGUST 31, 2006   AUGUST 31, 2005
           -------------------------------------------------------------
           Distributions paid from:
           Ordinary income               $  41,618,120     $  53,442,425
           Long-term capital gain                   --         1,116,895
           Return of capital                        --         2,479,502
                                         -------------------------------
           Total                         $  41,618,120     $  57,038,822
                                         ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2006 are noted below. The primary difference between


                     44 | OPPENHEIMER U.S. GOVERNMENT TRUST
book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities           $  1,055,364,672
            Federal tax cost of other investments         (26,166,356)
                                                     -----------------
            Total federal tax cost                   $  1,029,198,316
                                                     =================

            Gross unrealized appreciation            $      8,577,345
            Gross unrealized depreciation                 (17,246,900)
                                                     -----------------
            Net unrealized depreciation              $     (8,669,555)
                                                     =================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2006, the Fund's projected benefit obligations were decreased by $21,403 and payments of $14,347 were made to retired trustees, resulting in an accumulated liability of $135,671 as of August 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. DIVIDEND income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian fees and expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption


                     45 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED AUGUST 31, 2006        YEAR ENDED AUGUST 31, 2005
                                       SHARES             AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                               14,257,373    $   134,270,797      18,201,396    $  177,730,859
Dividends and/or
distributions reinvested            2,563,009         24,143,007       3,316,201        32,315,297
Redeemed                          (21,365,041)      (201,264,086)    (24,577,442)     (240,281,142)
                                  -----------------------------------------------------------------
Net decrease                       (4,544,659)   $   (42,850,282)     (3,059,845)   $  (30,234,986)
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                2,176,199    $    20,461,713       3,431,412    $   33,508,152
Dividends and/or
distributions reinvested              630,332          5,934,004       1,012,781         9,855,570
Redeemed                           (7,999,351)       (75,354,930)     (9,322,282)      (90,979,370)
                                  -----------------------------------------------------------------
Net decrease                       (5,192,820)   $   (48,959,213)     (4,878,089)   $  (47,615,648)
                                  =================================================================


                     46 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                      YEAR ENDED AUGUST 31, 2006        YEAR ENDED AUGUST 31, 2005
                                       SHARES             AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
CLASS C
Sold                                2,272,098    $    21,351,324       2,869,464    $   27,940,960
Dividends and/or
distributions reinvested              371,557          3,495,322         522,828         5,085,042
Redeemed                           (4,050,077)       (38,143,894)     (5,194,614)      (50,771,159)
                                  -----------------------------------------------------------------
Net decrease                       (1,406,422)   $   (13,297,248)     (1,802,322)   $  (17,745,157)
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS N
Sold                                1,467,459    $    13,821,685       2,185,762    $   21,313,658
Dividends and/or
distributions reinvested              166,474          1,567,918         197,014         1,919,111
Redeemed                           (1,714,094)       (16,152,960)     (1,602,483)      (15,608,907)
                                  -----------------------------------------------------------------
Net increase (decrease)               (80,161)   $      (763,357)        780,293    $    7,623,862
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS Y
Sold                               10,762,543    $   101,810,143         264,048    $    2,550,959
Dividends and/or
distributions reinvested               59,746            564,609          14,987           145,986
Redeemed                           (8,852,114)       (83,382,390)       (241,605)       (2,331,506)
                                  -----------------------------------------------------------------
Net increase                        1,970,175    $    18,992,362          37,430    $      365,439
                                  =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2006, were as follows:

                                                PURCHASES            SALES
      --------------------------------------------------------------------
      Investment securities                $  513,775,265   $  360,802,001
      U.S. government and
      government agency obligations            98,223,758      402,067,458
      To Be Announced (TBA)
      mortgage-related securities           3,476,956,717    3,692,200,123

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

      FEE SCHEDULE
      ------------------------------------------------
      Up to $300 million of net assets          0.600%
      Next $100 million of net assets           0.570
      Next $400 million of net assets           0.550
      Next $1.2 billion of net assets           0.500
      Over $2 billion of net assets             0.475


                     47 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2006, the Fund paid $2,212,981 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2006 for Class B, Class C and Class N shares were $6,894,329, $2,836,161 and $679,264, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                     48 | OPPENHEIMER U.S. GOVERNMENT TRUST

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
August 31, 2006          $248,354         $14,627        $558,256         $25,154         $22,860
--------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Annual Operating Expenses" for all classes of shares so that "Total Annual Operating Expenses," as a percentage of average daily net assets will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the year ended August 31, 2006, the Manager reimbursed the Fund $953,104, $365,445, $193,081 and $110,748 for Class A, Class B, Class C and Class N shares, respectively. The Manager may modify or terminate that undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2006, OFS waived $30,636 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized


                     49 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of August 31, 2006, the Fund had outstanding futures contracts as follows:

                                                            VALUATION       UNREALIZED
                             EXPIRATION   NUMBER OF             AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   AUGUST 31, 2006    (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                12/19/06       1,472     $ 163,484,000      $ 1,026,255
U.S. Treasury Nts., 5 yr.      12/29/06         182        19,129,906           39,312
                                                                           ------------
                                                                             1,065,567
                                                                           ------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      12/29/06         758       154,892,563         (220,491)
U.S. Treasury Nts., 10 yr.     12/19/06         502        53,902,250         (237,326)
                                                                           ------------
                                                                              (457,817)
                                                                           ------------
                                                                           $   607,750
                                                                           ============

--------------------------------------------------------------------------------
6. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss) on the notional amount of the swap in an amount equal to the daily change in such valuation. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss).

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

      As of August 31, 2006, the Fund had no outstanding interest rate swap agreements.


                     50 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of August 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                        NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY             SWAP DESCRIPTION                                     AMOUNT         DATES   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
                         Received or paid monthly. The Counterparty
                         pays the Fund a Floating Payment which is
                         the sum of the Notional Amount, the
                         Lehman Brothers CMBS Index Spread and the
                         Financial Spread on the initial Notional
                         Amount for the Swap Interest Accrual Period.
                         In addition, the Counterparty, pays the Fund
                         the Total Return Amount if it is a positive
                         value for a given Index Period. If it is a
                         negative, the Fund pays the Counterparty
                         the absolute value of the Total Return
                         Amount for a given Index Period,
Deutsche Bank AG         on each Payment Date.                           $10,000,000       12/1/06       $ 10,151
-----------------------------------------------------------------------------------------------------------------
                         Received or paid monthly. If the Carry
                         Amount, plus the Spread Return Amount
                         (Spread Change times Duration times
                         Notional Amount), is positive, the
                         Counterparty pays the Fund. The payment is
                         based on the Carry Amount which is the
                         Spread on the Lehman Brothers CMBS AAA
                         8.5+ Index as of the close of one Business
                         Day prior to the Period End Day plus 15 basis
                         points times the Notional Amount times the
                         Day Count Basis. If it is negative, the Fund
Lehman Brothers          pays the Counterparty the absolute value of
Special Financing, Inc.  the Spread Return Amount.                         9,450,000       12/1/06          9,593
                                                                                                         --------
                                                                                                         $ 19,744
                                                                                                         ========

Abbreviation is as follows:
CMBS                     Commercial Mortgage Backed Securities


                     51 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of August 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower.

      As of August 31, 2006, the Fund had no securities on loan.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.


                     52 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
11. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     53 | OPPENHEIMER U.S. GOVERNMENT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF OPPENHEIMER U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Oppenheimer U.S. Government Trust, including the statement of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer U.S. Government Trust as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
October 16, 2006


                     54 | OPPENHEIMER U.S. GOVERNMENT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended August 31, 2006 are eligible for the corporate dividend-received deduction.

      Dividends, if any, paid by the Fund during the fiscal year ended August 31, 2006 which are not designated as capital gain distributions, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended August 31, 2006, $42,055,715 or 100% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     55 | OPPENHEIMER U.S. GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     56 | OPPENHEIMER U.S. GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                  HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,               Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board             Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Covanta
of Trustees (since 2003),         Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 1993)              Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 75                           Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-2001);
                                  Director of FMC Corporation (1993-2001). Oversees 43 portfolios in the
                                  OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)              (since 2005); Director of ICI Education Foundation (education foundation)
Age: 65                           (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company
                                  (insurance company) (October 1991-June 2004). Oversees 43 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 53 portfolios in the
Trustee (since 1993)              OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 1999)              Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 68                           Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                                  Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy
                                  (since 1983); Foreign Associate of Third World Academy of Sciences; Director of
                                  the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York
                                  Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 43
                                  portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2004)              and Senior Vice President and General Auditor of American Express Company
Age: 63                           (financial services company) (July 1998-February 2003). Oversees 43 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)              (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 54                           adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                  (privately-held financial adviser) (January 1998-December 2001); Member of the
                                  Finance and Budget Committee of the Council on Foreign Relations, the Investment
                                  Committee of the Episcopal Church of America, the Investment Committee and Board
                                  of Human Rights Watch and the Investment Committee of Historic Hudson Valley.
                                  Oversees 43 portfolios in the OppenheimerFunds complex.


                     57 | OPPENHEIMER U.S. GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 1982)              1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment
Age: 79                           trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's
                                  Mutual Casualty Company, American Motorists Insurance Company and American
                                  Manufacturers Mutual Insurance Company; Former President and Chief Executive
                                  Officer of The Conference Board, Inc. (international economic and business research). Oversees 43 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 1989)              and executive recruiting) (since 1993); Life Trustee of International House
Age: 74                           (non-profit educational organization); Founder, Chairman and Chief Executive
                                  Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                  Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                  Oversees 43 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)              Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                           Member of the Investment Committee of the Associated Jewish Charities of
                                  Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December
                                  2001). Oversees 43 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)              company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                           Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                  Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                  Director of PacifiCorp. (electric utility) (1995-1999). Oversees 43 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)              Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 63                           (since September 2004); Member of Zurich Financial Investment Advisory Board
                                  (insurance) (since October 2004); Board of Governing Trustees of The Jackson
                                  Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                  Advanced Study (non-profit educational institute) (since May 1992); Special
                                  Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                                  (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002)
                                  (investment research, non-profit); Governor, Jerome Levy Economics Institute of
                                  Bard College (August 1990-September 2001) (economics research); Director of Ray &
                                  Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 53 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                  OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                  REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                  OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                     58 | OPPENHEIMER U.S. GOVERNMENT TRUST

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and            (since September 2000) of the Manager; President and a director or trustee of
Principal Executive Officer       other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp.
(since 2001)                      ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
Age: 57                           Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                                  Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                  November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                  (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                  Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                  (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                  Investments, Inc. (since July 2001); President (since November 1, 2001) and
                                  Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive
                                  Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                  Investment Company Institute's Board of Governors (since October 3, 2003); Chief
                                  Operating Officer of the Manager (September 2000-June 2001); President and
                                  Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life
                                  Insurance Company (September 1999-August 2000); President, Chief Executive
                                  Officer and Director of MML Bay State Life Insurance Company (September
                                  1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                  (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                  91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                       ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                  STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN,
                                  SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924; FOR
                                  MESSRS. MANIOUDAKIS, BOMFIM, CAAN, GORD AND SWANEY, 470 ATLANTIC AVENUE, 11TH
                                  FLOOR, BOSTON, MA 02210. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS
                                  OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

ANGELO G. MANIOUDAKIS,            Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President and Portfolio      Management Corporation (since April, 2002 and of OFI Institutional Asset
Manager (since 2002)              Management, Inc. (since June 2002); Executive Director and portfolio manager for
Age: 39                           Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management
                                  (August 1993-April 2002). An officer of 15 portfolios in the OppenheimerFunds complex.

ANTULIO N. BOMFIM,                Vice President of the Manager (since October 2003); Senior Economist at the Board
Vice President and Portfolio      of Governors of the Federal Reserve System from June 1992 to October 2003. A
Manager (since 2006)              portfolio manager of 12 portfolios in the OppenheimerFunds complex.
Age: 39

GEOFFREY CAAN,                    Vice President and Portfolio Manager of the Manager since August 2003; Vice
Vice President and Portfolio      President of ABN AMRO NA, Inc. (June 2002-August 2003); Vice President of Zurich
Manager (since 2006)              Scudder Investments (January 1999-June 2002). A portfolio manager of 12
Age: 37                           portfolios in the OppenheimerFunds complex.


                     59 | OPPENHEIMER U.S. GOVERNMENT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BENJAMIN J. GORD,                 Vice President of the Manager (since April 2002), of HarbourView Asset Management
Vice President and Portfolio      Corporation (since April 2002) and of OFI Institutional Asset Management, Inc.
Manager (since 2006)              (as of June 2002); Executive Director and senior fixed income analyst at Miller
Age: 44                           Anderson & Sherrerd, a division of Morgan Stanley Investment Management (April
                                  1992-March 2002). A portfolio manager of 12 portfolios in the OppenheimerFunds complex.

THOMAS SWANEY,                    Vice President of the Manager (since April 2006); senior analyst, high grade
Vice President and Portfolio      investment team (June 2002-March 2006); senior fixed income analyst at Miller
Manager (since 2006)              Anderson & Sherrerd, a division of Morgan Stanley Investment Management (May
Age: 33                           1998-May 2002). A portfolio manager of 12 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief          2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer                Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2004)                      Vice President and Director of Internal Audit of the Manager (1997-February
Age: 56                           2004). An officer of 91 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal           of the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting          Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)              Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 47                           Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                  (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                  Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                  Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                  Services Division (March 1995-March 1999). An officer of 91 portfolios in the
                                  OppenheimerFunds complex.

BRIAN S. PETERSEN,                Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer               Product Accounting of the Manager (November 1998-July 2002). An officer of 91
(since 2004)                      portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                      Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 36                           Director of Mutual Fund Operations at American Data Services, Inc. (September
                                  2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.


                     60 | OPPENHEIMER U.S. GOVERNMENT TRUST

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)            2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                           December 2001); General Counsel of Centennial Asset Management Corporation (since
                                  December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                  Management Corporation (since December 2001); Secretary and General Counsel of
                                  OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and
                                  OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                  Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                  Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                  Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                  of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                  Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                  November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                  2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                  (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                  2001) of the Manager; Assistant Secretary of the following: Shareholder Services,
                                  Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                  1989-November 2001), and OppenheimerFunds International Ltd. (September
                                  1997-November 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary               President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                      2004), Corporate Vice President (May 1999-April 2001) and Assistant General
Age: 38                           Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                  PaineWebber Incorporated). An officer of 91 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary               (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                      Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 40                           Centennial Asset Management Corporation (since October 2003); Vice President and
                                  Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                  Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                  2003). An officer of 91 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary               2004); First Vice President (2000-September 2004), Director (2000-September 2004)
(since 2004)                      and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer
Age: 42                           of 91 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                     61 | OPPENHEIMER U.S. GOVERNMENT TRUST



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $35,000 in fiscal 2006 and $33,000 in fiscal 2005

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2006 and $132,059 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: filing form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $8,000 in fiscal 2006 and no such fees in 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $83,000 in fiscal 2006 and $137,059 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/16/2006


By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/16/2006